DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT
NOTE 7. DEBT
The following table presents the components of outstanding debt (in thousands):
	December 31, 2021	December 31, 2020
Term loan	$223,875	$190,541
Revolving credit facility	—	4,000
Delayed draw term loan	—	8,236
Notes payable	—	1,074
Total debt	223,875	203,851
Less: Unamortized debt issuance costs(1)	(6,120)	(2,293)
Debt, net	217,755	201,558
Less: Current portion of long-term debt	(2,250)	(7,967)
Long-term debt	$215,505	$193,591

(1)	Includes net debt issuance discount and other costs.
On May 25, 2021, Digital Media Solutions, LLC (“DMS LLC”), as borrower, and DMSH, each of which is a subsidiary of DMS, entered into a five-year $275 million senior secured credit facility (the “Credit Facility”), with a syndicate of lenders (“Lenders”), arranged by Truist Bank and Fifth Third Bank, as joint lead arrangers, and Truist Bank, as administrative agent. The Credit Facility is guaranteed by, and secured by substantially all of the assets of, DMS LLC, DMSH LLC and their material subsidiaries, subject to customary exceptions. Pursuant to the Credit Facility, the Lenders provided DMS LLC with senior secured term loans consisting of a senior secured term loan with an aggregate principal amount of $225 million (the “Term Loan”) and a $50 million senior secured revolving credit facility (the “Revolving Facility”).
The Term Loan, which was issued at an original issue discount of 1.80% or $4.2 million, will be subject to payment of 1.0% of the original aggregate principal amount per annum paid quarterly, with a bullet payment at maturity. The Term Loan will mature, and the revolving credit commitments under the Revolving Facility will terminate, on May 25, 2026, when any outstanding balances will become due.
Borrowings under the Revolving Facility bear interest, at our option, at either (i) adjusted LIBOR plus 4.25% or (ii) a base rate (which is equal to the highest of (a) Administrative Agent’s prime rate, (b) the federal funds rate, as in effect from time to time, plus 0.50%, (c) one-month LIBOR plus 1.00%, and (d) 1.75% (the “Base Rate”)), plus 3.25%. The Term Loan bears interest at our option, at either (i) adjusted LIBOR plus 5.00% or (ii) the Base Rate plus 4.00%. Under the Revolving Facility, DMS LLC will pay a 0.50% per annum commitment fee in arrears on the undrawn portion of the revolving commitments. For the year ended December 31, 2021, the effective interest rate was 6.29%. Since May 25, 2021 our interest rate is based on LIBOR plus 5%.
The initial $4.2 million debt discount and $3.5 million debt issuance cost related to the Term Loan and Revolving Facility will be amortized over the term of the loan consistent with the effective interest method. As of December 31, 2021, the Term Loan debt discount and debt issuance cost classified as debt had a remaining unamortized balance of $3.7 million and $2.4 million, respectively. The $0.8 million unamortized debt issuance cost associated with the undrawn Revolving Facility is classified and amortized as a long-term asset.
Upon the closing of the Credit Facility, the credit agreement dated as of July 3, 2018, by and among DMS LLC, DMSH, each of their subsidiaries party thereto, various financial institutions party thereto and Monroe Capital Management Advisors, LLC, as administrative agent and lead arranger, and all outstanding amounts thereunder that was previously outstanding with an aggregate principal amount of $210 million was extinguished, and the $15 million revolving credit facility was closed.
The Company recognized a loss on debt extinguishment of $2.1 million during the year ended December 31, 2021, which primarily included accelerated amortization of deferred financing costs, legal fees and early termination fee. The loss recognized is presented as “Debt Extinguishment” in the consolidated statement of operations.
Debt Maturity Schedule
The scheduled maturities of our total debt are estimated as follows at December 31, 2021:
(in thousands)
2022	$ 2,250
2023	2,250
2024	2,250
2025	2,250
2026 and thereafter	214,875
Total debt	$223,875